As filed with the Securities and Exchange Commission on September 17, 2020

Securities Act File No. 333-200831

Investment Company Act File No. 811-10145

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

(CHECK APPROPRIATE BOX OR BOXES)

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 52	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 78	☒

BAILLIE GIFFORD FUNDS

(Exact name of Registrant as Specified in Charter)

Calton Square

1 Greenside Row

Edinburgh, Scotland, UK EH1 3AN

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (011-44-131-275-2000)

Gareth Griffiths

Calton Square

1 Greenside Row

Edinburgh, Scotland

United Kingdom EH1 3AN

(Name and Address of Agent for Service)

COPY TO:

George Raine, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to Baillie Gifford Multi Asset Fund, a series of the Registrant.  No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for the effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act, as amended, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Dirleton, Scotland on the 17th day of September, 2020.

BAILLIE GIFFORD FUNDS

By:	/s/ David W. Salter
Name:	David W. Salter
Title:	President

Pursuant to the requirements of the 1933 Act, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Howard W. Chin*	Trustee	September 17, 2020
Howard W. Chin

/s/ Pamela M. J. Cox*	Trustee	September 17, 2020
Pamela M. J. Cox

/s/ Bruce C. Long*	Trustee	September 17, 2020
Bruce C. Long

/s/ Robert E. Rigsby*	Trustee	September 17, 2020
Robert E. Rigsby

/s/ Donald P. Sullivan Jr.*	Trustee	September 17, 2020
Donald P. Sullivan Jr.

/s/ David W. Salter	Trustee & President (Principal	September 17, 2020
David W. Salter	Executive Officer)

/s/ Lindsay Cockburn	Treasurer (Principal Financial and	September 17, 2020
Lindsay Cockburn	Accounting Officer)

*By:	/s/ David W. Salter
David W. Salter**
Date: September 17, 2020

**

Attorney-in-Fact pursuant to a Power of Attorney executed on March 15, 2018 and filed as an exhibit to Post-Effective Amendment No. 19 to the Registration Statement of the Trust on Form N-1A filed on April 30, 2018 and a Power of Attorney executed on August 27, 2020, filed as an exhibit to Post-Effective Amendment No. 51 to the Registration Statement of the Trust on Form N-1A filed on August 27, 2020.

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT	PAGE NO.
Risk/return summary of the Fund’s prospectus as an Interactive Data File using eXtensible Business Reporting Language (“XBRL”)